Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable consist of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Accounts receivable	$741,865	$245,184
Allowance for credit losses	(2,555)	(2,571)
Total accounts receivable, net	$739,310	$242,613

Schedule of movements of allowance for doubtful accounts

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Six Months ended June 30, 2026	For the Year ended December 31, 2025
	(Unaudited)
Beginning balance	$2,571	$2,420
Exchange rate effect	(16)	151
Ending balance	$2,555	$2,571